Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions	Apr. 20, 2016 $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Basis of Presentation
Assets		$ 1,307.0	$ 1,000.1	$ 452.3
Deferred income taxes		6.8	3.2
Initial Public Offering and Stock Split
Shares issued in IPO | shares	15,295,000
Offering price | $ / shares	$ 19.00
Reverse stock split	0.3436
ASU 2015-03 | Adjustment
Basis of Presentation
Assets		(9.9)	(6.5)
Liabilities		9.9	6.5
ASU 2015-17 | Early adoption
Basis of Presentation
Current deferred tax assets		(0.6)	(0.6)
Deferred income taxes		$ 0.6	$ 0.6